Property and equipment net (Tables)	6 Months Ended
Mar. 31, 2026
Property and equipment net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Machinery and equipment	$418,763	-
Transportation equipment	29,450	29,450
Office equipment	16,686	16,672
Subtotal	464,899	46,122
Accumulated depreciation	(46,201)	(9,342)
Total	$418,698	$36,780